Consolidated Statements of Equity - CAD ($) $ in Thousands	Share capital	Share option and warrant reserve	Accumulated other comprehensive income (loss)	Deficit	Total
Balance (in shares) at Dec. 31, 2016	66,796,817
Balance at Dec. 31, 2016	$ 67,553	$ 6,108	$ 18	$ (34,497)	$ 39,182
Comprehensive income (loss) for the year			(78)	(36,500)	(36,578)
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b)) (in shares)	9,542,402
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b))	$ 32,760				32,760
Share options exercised (note 13 (b)) (in shares)	453,000
Share options exercised (note 13 (b))	$ 913	(377)			$ 536
Warrants exercised (note 13 (b)) (in shares)	1,954,011				1,954,011
Warrants exercised (note 13 (b))	$ 4,644	(1,523)			$ 3,121
Share-based compensation (note 14 (a))		1,838			1,838
Balance (in shares) at Dec. 31, 2017	78,746,230
Balance at Dec. 31, 2017	$ 105,870	6,046	(60)	(70,997)	40,859
Comprehensive income (loss) for the year			285	(17,674)	(17,389)
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b)) (in shares)	11,406,586
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b))	$ 15,731				15,731
Share options exercised (note 13 (b)) (in shares)	220,000
Share options exercised (note 13 (b))	$ 354	(156)			$ 198
Warrants exercised (note 13 (b)) (in shares)	15,000				15,000
Warrants exercised (note 13 (b))	$ 33	(12)			$ 21
Share-based compensation (note 14 (a))		1,059			1,059
Balance (in shares) at Dec. 31, 2018	90,387,816
Balance at Dec. 31, 2018	$ 121,988	$ 6,937	$ 225	$ (88,671)	$ 40,479